Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of accounts receivable

	Notes	December 31, 2023	December 31, 2022
Receivables from contracts with customers
Third parties
Iron Ore Solutions		3,406	3,132
Energy Transition Metals		743	984
Other		3	35
Related parties	31	89	211
Accounts receivable		4,241	4,362
Expected credit loss		(44)	(43)
Accounts receivable, net		4,197	4,319

Schedule of sensitivity of the company's risk on final settlement

	December 31, 2023
	Thousand metric tons	Provisional price (US$/ton)	Variation	Effect on Revenue (US$ million)
Iron ore	29,594	139	+/- 10%	+/- 412
Copper	95	8,026	+/- 10%	+/- 76